Annual Operating Expenses {- Fidelity Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-11 - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2020
Fidelity Advisor Emerging Markets Discovery Fund: Class A
Operating Expenses:
Management fee	0.83%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.46%
Total annual operating expenses	1.54%
Fidelity Advisor Emerging Markets Discovery Fund: Class M
Operating Expenses:
Management fee	0.83%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.50%
Total annual operating expenses	1.83%
Fidelity Advisor Emerging Markets Discovery Fund: Class C
Operating Expenses:
Management fee	0.83%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.49%
Total annual operating expenses	2.32%
Fidelity Advisor Emerging Markets Discovery Fund: Class I
Operating Expenses:
Management fee	0.83%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.41%
Total annual operating expenses	1.24%
Fidelity Advisor Emerging Markets Discovery Fund: Class Z
Operating Expenses:
Management fee	0.83%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	1.09%